Note 4 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
December 31, 2024	Fair Value	Level 1	Level 2	Level 3
Assets:
Money market funds	$300,000	$300,000	$-	$-

Liabilities:
Derivatives	$-	$-	$-	$-
December 31, 2023	Fair Value	Level 1	Level 2	Level 3
Liabilities:
Derivatives	$1,376	$-	$-	$1,376